Consolidated Statements of Stockholders' Equity (Deficit) (Audited) - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Warrants	Other Comprehensive Income / Loss	Retained Earnings / Accumulated Deficit	Total
Beginning balance, shares at Aug. 31, 2018	121,575,388
Beginning balance, value at Aug. 31, 2018	$ 12,158	$ 9,840,420	$ 89,722		$ (7,296,777)	$ 2,645,523
Issuance of shares of common stock for cash, shares	10,277,777
Issuance of shares of common stock for cash, value	$ 1,028	4,441,384	2,784,387			7,226,799
Issuance of shares of common stock for services, shares	2,645,610
Issuance of shares of common stock for services, value	$ 264	1,018,445				1,018,709
Expiration of warrants			(89,722)
Other comprehensive income						2,810,013
Net (Loss) Profit					1,132,970	1,132,970
Ending balance, shares at Aug. 31, 2019	134,498,775
Ending balance, value at Aug. 31, 2019	$ 13,450	15,300,249	2,784,387	$ 2,810,013	(6,163,807)	14,744,292
Issuance of shares of common stock for services, shares	80,000
Issuance of shares of common stock for services, value		(30,000)				(30,000)
Other comprehensive income				(3,550,813)		(3,550,813)
Net (Loss) Profit					(5,142,195)	(5,142,195)
Ending balance, shares at Nov. 30, 2019	134,498,775
Ending balance, value at Nov. 30, 2019	$ 13,450	15,270,250	2,784,387	(740,800)	(11,306,003)	6,021,284
Beginning balance, shares at Aug. 31, 2019	134,498,775
Beginning balance, value at Aug. 31, 2019	$ 13,450	15,300,249	2,784,387	2,810,013	(6,163,807)	14,744,292
Issuance of shares of common stock for services, shares	581,666
Issuance of shares of common stock for services, value	$ 58	72,062				72,120
Other comprehensive income						(5,584,424)
Net (Loss) Profit					(7,467,464)	(7,467,464)
Ending balance, shares at Aug. 31, 2020	135,080,441
Ending balance, value at Aug. 31, 2020	$ 13,508	15,372,311	2,784,387	(2,774,411)	(13,631,271)	1,764,524
Issuance of shares of common stock for services, shares	157,143
Issuance of shares of common stock for services, value	$ 16	32,984				33,000
Other comprehensive income				113,087		113,087
Net (Loss) Profit					(654,767)	(654,767)
Ending balance, shares at Nov. 30, 2020	135,237,584
Ending balance, value at Nov. 30, 2020	$ 13,524	$ 15,405,295	$ 2,784,387	$ (2,661,324)	$ (14,286,038)	$ 1,255,844